                           '33 Act File No. 333-40455
                           '40 Act File No. 811-08495

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 26, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

Post-Effective Amendment No. 82                                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 83                                                      [X]

                        (Check appropriate box or boxes)

                              GARTMORE MUTUAL FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                                          Send Copies of Communications to:
ALLAN J. OSTER, ESQ.                      MS. BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000               STRADLEY RONON STEVENS & YOUNG, LLP
CONSHOHOCKEN, PENNSYLVANIA 19428          2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)   PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

      [ ] immediately upon filing pursuant to paragraph (b)

      [x] on November  15, 2006 pursuant to paragraph (b)

      [ ] 60 days after filing pursuant to paragraph (a)(1)

      [ ] on [date] pursuant to paragraph (a)(1)

      [ ] 75 days after filing pursuant to paragraph (a)(2)

      [ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

      [X] This  post-effective  amendment  designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This  Post-Effective   Amendment  No.  82,  Amendment  No.  83  to  Registrant's
Registration  Statement on Form N-1A (the "Amendment") is being filed under Rule
485(b)(1)(iii)  and  incorporates  by reference (i) the  Prospectus for Gartmore
Optimal   Allocations  Fund:   Defensive;   (ii)  the  Statement  of  Additional
Information for the aforementioned fund; and (iii) the Part C. This Amendment is being filed for the purposes of delaying  the  effectiveness  of  Post-Effective
Amendment No. 77, Amendment No. 78 until November 15, 2006.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment  Company Act of 1940, as amended,  the  Registrant  certifies that it meets  all of the  requirements  for  the  effectiveness  of  this  Registration
Statement  pursuant to Rule 485(b) under the Securities Act of 1933 and has duly
caused  this  Post-Effective   Amendment  No.  82,  Amendment  No.  83  to  this
Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Conshohocken,  and Commonwealth of Pennsylvania,
on this 26th day of October, 2006.

                                     GARTMORE MUTUAL FUNDS

                                     By:   /s/ Allan J. Oster
                                           Allan J. Oster, Attorney-In-Fact for
                                           Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933,  THIS  POST-EFFECTIVE
AMENDMENT NO. 82, AMENDMENT NO. 83 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED
BELOW BY THE FOLLOWING  PERSONS IN THE  CAPACITIES  INDICATED ON THE 26TH DAY OF
OCTOBER, 2006.

Signature & Title

Principal Executive Officer

/s/ PAUL J. HONDROS*
Paul J. Hondros, Trustee, Chief Executive Officer and President

Principal Accounting and Financial Officer

/s/ GERALD J. HOLLAND*
Gerald J. Holland, Treasurer

/s/ CHARLES E. ALLEN*
Charles E. Allen, Trustee

/s/ PAULA H. J. CHOLMONDELEY*
Paula H. J. Cholmondeley, Trustee

/s/ C. BRENT DEVORE*
C. Brent Devore, Trustee

Phyllis Kay Dryden, Trustee

/s/ BARBARA HENNIGAR*
Barbara Hennigar, Trustee

Barbara I. Jacobs, Trustee

/s/ DOUGLAS F. KRIDLER*
Douglas F. Kridler, Trustee

Michael D. McCarthy, Trustee

/s/ ARDEN L. SHISLER*
Arden L. Shisler, Trustee

/s/ DAVID C. WETMORE*
David C. Wetmore, Trustee and Chairman

*BY:  /s/ Allan J. Oster
      Allan J. Oster, Attorney-In Fact